DEBT - Paycheck Protection Program Loan (Details) - USD ($)				12 Months Ended
	Sep. 16, 2021	Jun. 16, 2021	Feb. 02, 2021	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	May 06, 2020
Debt
Gain on forgiveness of loan				$ 2,281,262
Outstanding balance of notes				244,618	$ 224,803
Paycheck Protection Program Loan
Debt
Interest rate			1.00%
Term of debt (in years)			2 years
Outstanding balance of notes				$ 0		$ 0
PPP Loan 1
Debt
Aggregate amount borrowed							$ 1,278,150
Forgiveness of loan		$ 1,278,150
PPP Loan 2
Debt
Aggregate amount borrowed			$ 1,003,112
Forgiveness of loan	$ 1,003,112